S000000777 [Member] Expense Example - Putnam Small Cap Growth Fund	Jun. 30, 2025 USD ($)
Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,057
Class Y shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,132
Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	1,915
Class R shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,703
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 944